REVENUES - Revenue by Mineral (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Revenue [abstract]
Silver	$ 170,529	$ 316,793
Gold	542,702	437,464
Lead	7,274	9,738
Zinc	13,052	20,508
Revenues	$ 733,557	$ 784,503